S-K 1603(a) SPAC Sponsor	Feb. 18, 2026 shares
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	NewHold Investment Corp IV,
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company.
Charlton [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares
Ms. Schneck [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares
Mssrs. Hammad [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares